Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2014
Registrant Name	dei_EntityRegistrantName	Eaton Vance Growth Trust
Central Index Key	dei_EntityCentralIndexKey	0000102816
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 02, 2015
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014
Eaton Vance Hexavest Emerging Markets Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVGT_SupplementTextBlock

EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

EATON VANCE HEXAVEST U.S. EQUITY FUND

Supplement to Prospectus dated December 1, 2014

1.

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Hexavest Global Equity Fund”:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 29 of the Fund's Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses	0.35%	0.35%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.44%	1.19%
Expense Reimbursement(1)	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.24%	0.99%

(1)

The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares and 0.95% for Class I shares. This expense reimbursement will continue through November 30, 2015. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$694	$986	$ 1,299	$2,184
Class I shares	$101	$358	$ 635	$1,425

2.

The following replaces “Portfolio Managers.” under “Fund Summaries – Eaton Vance Hexavest Global Equity Fund” and “Fund Summaries – Eaton Vance Hexavest International Equity Fund” in “Management”:

Portfolio Managers.  The Fund is managed by a team comprised of:

Vital Proulx, President and Chief Investment Officer at Hexavest, who has managed the Fund since its inception in 2012;

Jean-René Adam, Co-Chief Investment Officer and Vice President at Hexavest, who has managed the Fund since its inception in 2012;

Jean-Pierre Couture, Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012;

Christian Crête, Portfolio Manager at Hexavest, who has managed the Fund since December 2014;

Marc Christopher Lavoie, Vice President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012; and

Frédéric Imbeault, Vice President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012.

3.

The following replaces the third paragraph under “Hexavest Global Equity Fund” in “Management and Organization”:

Global Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are:  Vital Proulx, Jean-René Adam, Marc Christopher Lavoie and Frédéric Imbeault.  Jean-Pierre Couture and Christian Crête are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2012 and December 2014, respectively. Mr. Proulx is President and Chief Investment Officer of Hexavest. Mr. Adam is Vice President and Co-Chief Investment Officer of Hexavest, Mr. Lavoie is Vice President and Portfolio Manager of Hexavest and Mr. Imbeault is Vice President and Portfolio Manager of Hexavest.  Mr. Couture has been a Portfolio Manager at Hexavest since 2010.  Prior to joining Hexavest in 2010, Mr. Couture spent nine years at Caisse de dépôt et placement du Québec where he held a number of roles, including Director of Macroeconomic Research and Senior Analyst, Global Macro.  Mr. Crête joined Hexavest in 2012.  Prior to Hexavest, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst.

4.

The following replaces the third paragraph under “Hexavest International Equity Fund in “Management and Organization”:

International Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are:  Vital Proulx, Jean-René Adam, Marc Christopher Lavoie and Frédéric Imbeault.  Jean-Pierre Couture and Christian Crête are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2012 and December 2014, respectively. Mr. Proulx is President and Chief Investment Officer of Hexavest. Mr. Adam is Vice President and Co-Chief Investment Officer of Hexavest, Mr. Lavoie is Vice President and Portfolio Manager of Hexavest and Mr. Imbeault is Vice President and Portfolio Manager of Hexavest.  Mr. Couture has been a Portfolio Manager at Hexavest since 2010.  Prior to joining Hexavest in 2010, Mr. Couture spent nine years at Caisse de dépôt et placement du Québec where he held a number of roles, including Director of Macroeconomic Research and Senior Analyst, Global Macro.  Mr. Crête joined Hexavest in 2012.  Prior to Hexavest, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst.

January 2, 2015	17105 1.2.15

Eaton Vance Hexavest Emerging Markets Equity Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EHEAX
Eaton Vance Hexavest Emerging Markets Equity Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EHEIX
Eaton Vance Hexavest Global Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVGT_SupplementTextBlock

EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

EATON VANCE HEXAVEST U.S. EQUITY FUND

Supplement to Prospectus dated December 1, 2014

1.

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Hexavest Global Equity Fund”:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 29 of the Fund's Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses	0.35%	0.35%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.44%	1.19%
Expense Reimbursement(1)	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.24%	0.99%

(1)

The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares and 0.95% for Class I shares. This expense reimbursement will continue through November 30, 2015. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$694	$986	$ 1,299	$2,184
Class I shares	$101	$358	$ 635	$1,425

2.

The following replaces “Portfolio Managers.” under “Fund Summaries – Eaton Vance Hexavest Global Equity Fund” and “Fund Summaries – Eaton Vance Hexavest International Equity Fund” in “Management”:

Portfolio Managers.  The Fund is managed by a team comprised of:

Vital Proulx, President and Chief Investment Officer at Hexavest, who has managed the Fund since its inception in 2012;

Jean-René Adam, Co-Chief Investment Officer and Vice President at Hexavest, who has managed the Fund since its inception in 2012;

Jean-Pierre Couture, Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012;

Christian Crête, Portfolio Manager at Hexavest, who has managed the Fund since December 2014;

Marc Christopher Lavoie, Vice President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012; and

Frédéric Imbeault, Vice President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012.

3.

The following replaces the third paragraph under “Hexavest Global Equity Fund” in “Management and Organization”:

Global Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are:  Vital Proulx, Jean-René Adam, Marc Christopher Lavoie and Frédéric Imbeault.  Jean-Pierre Couture and Christian Crête are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2012 and December 2014, respectively. Mr. Proulx is President and Chief Investment Officer of Hexavest. Mr. Adam is Vice President and Co-Chief Investment Officer of Hexavest, Mr. Lavoie is Vice President and Portfolio Manager of Hexavest and Mr. Imbeault is Vice President and Portfolio Manager of Hexavest.  Mr. Couture has been a Portfolio Manager at Hexavest since 2010.  Prior to joining Hexavest in 2010, Mr. Couture spent nine years at Caisse de dépôt et placement du Québec where he held a number of roles, including Director of Macroeconomic Research and Senior Analyst, Global Macro.  Mr. Crête joined Hexavest in 2012.  Prior to Hexavest, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst.

4.

The following replaces the third paragraph under “Hexavest International Equity Fund in “Management and Organization”:

International Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are:  Vital Proulx, Jean-René Adam, Marc Christopher Lavoie and Frédéric Imbeault.  Jean-Pierre Couture and Christian Crête are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2012 and December 2014, respectively. Mr. Proulx is President and Chief Investment Officer of Hexavest. Mr. Adam is Vice President and Co-Chief Investment Officer of Hexavest, Mr. Lavoie is Vice President and Portfolio Manager of Hexavest and Mr. Imbeault is Vice President and Portfolio Manager of Hexavest.  Mr. Couture has been a Portfolio Manager at Hexavest since 2010.  Prior to joining Hexavest in 2010, Mr. Couture spent nine years at Caisse de dépôt et placement du Québec where he held a number of roles, including Director of Macroeconomic Research and Senior Analyst, Global Macro.  Mr. Crête joined Hexavest in 2012.  Prior to Hexavest, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst.

January 2, 2015	17105 1.2.15

Eaton Vance Hexavest Global Equity Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EHGAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	986
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,299
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,184
Eaton Vance Hexavest Global Equity Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EHGIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	635
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,425
Eaton Vance Hexavest International Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVGT_SupplementTextBlock

EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

EATON VANCE HEXAVEST U.S. EQUITY FUND

Supplement to Prospectus dated December 1, 2014

1.

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Hexavest Global Equity Fund”:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 29 of the Fund's Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses	0.35%	0.35%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.44%	1.19%
Expense Reimbursement(1)	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.24%	0.99%

(1)

The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares and 0.95% for Class I shares. This expense reimbursement will continue through November 30, 2015. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$694	$986	$ 1,299	$2,184
Class I shares	$101	$358	$ 635	$1,425

2.

The following replaces “Portfolio Managers.” under “Fund Summaries – Eaton Vance Hexavest Global Equity Fund” and “Fund Summaries – Eaton Vance Hexavest International Equity Fund” in “Management”:

Portfolio Managers.  The Fund is managed by a team comprised of:

Vital Proulx, President and Chief Investment Officer at Hexavest, who has managed the Fund since its inception in 2012;

Jean-René Adam, Co-Chief Investment Officer and Vice President at Hexavest, who has managed the Fund since its inception in 2012;

Jean-Pierre Couture, Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012;

Christian Crête, Portfolio Manager at Hexavest, who has managed the Fund since December 2014;

Marc Christopher Lavoie, Vice President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012; and

Frédéric Imbeault, Vice President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012.

3.

The following replaces the third paragraph under “Hexavest Global Equity Fund” in “Management and Organization”:

Global Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are:  Vital Proulx, Jean-René Adam, Marc Christopher Lavoie and Frédéric Imbeault.  Jean-Pierre Couture and Christian Crête are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2012 and December 2014, respectively. Mr. Proulx is President and Chief Investment Officer of Hexavest. Mr. Adam is Vice President and Co-Chief Investment Officer of Hexavest, Mr. Lavoie is Vice President and Portfolio Manager of Hexavest and Mr. Imbeault is Vice President and Portfolio Manager of Hexavest.  Mr. Couture has been a Portfolio Manager at Hexavest since 2010.  Prior to joining Hexavest in 2010, Mr. Couture spent nine years at Caisse de dépôt et placement du Québec where he held a number of roles, including Director of Macroeconomic Research and Senior Analyst, Global Macro.  Mr. Crête joined Hexavest in 2012.  Prior to Hexavest, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst.

4.

The following replaces the third paragraph under “Hexavest International Equity Fund in “Management and Organization”:

International Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are:  Vital Proulx, Jean-René Adam, Marc Christopher Lavoie and Frédéric Imbeault.  Jean-Pierre Couture and Christian Crête are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2012 and December 2014, respectively. Mr. Proulx is President and Chief Investment Officer of Hexavest. Mr. Adam is Vice President and Co-Chief Investment Officer of Hexavest, Mr. Lavoie is Vice President and Portfolio Manager of Hexavest and Mr. Imbeault is Vice President and Portfolio Manager of Hexavest.  Mr. Couture has been a Portfolio Manager at Hexavest since 2010.  Prior to joining Hexavest in 2010, Mr. Couture spent nine years at Caisse de dépôt et placement du Québec where he held a number of roles, including Director of Macroeconomic Research and Senior Analyst, Global Macro.  Mr. Crête joined Hexavest in 2012.  Prior to Hexavest, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst.

January 2, 2015	17105 1.2.15

Eaton Vance Hexavest International Equity Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EHIAX
Eaton Vance Hexavest International Equity Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EHIIX
Eaton Vance Hexavest U.S. Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVGT_SupplementTextBlock

EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

EATON VANCE HEXAVEST U.S. EQUITY FUND

Supplement to Prospectus dated December 1, 2014

1.

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Hexavest Global Equity Fund”:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 29 of the Fund's Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses	0.35%	0.35%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.44%	1.19%
Expense Reimbursement(1)	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.24%	0.99%

(1)

The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares and 0.95% for Class I shares. This expense reimbursement will continue through November 30, 2015. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$694	$986	$ 1,299	$2,184
Class I shares	$101	$358	$ 635	$1,425

2.

The following replaces “Portfolio Managers.” under “Fund Summaries – Eaton Vance Hexavest Global Equity Fund” and “Fund Summaries – Eaton Vance Hexavest International Equity Fund” in “Management”:

Portfolio Managers.  The Fund is managed by a team comprised of:

Vital Proulx, President and Chief Investment Officer at Hexavest, who has managed the Fund since its inception in 2012;

Jean-René Adam, Co-Chief Investment Officer and Vice President at Hexavest, who has managed the Fund since its inception in 2012;

Jean-Pierre Couture, Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012;

Christian Crête, Portfolio Manager at Hexavest, who has managed the Fund since December 2014;

Marc Christopher Lavoie, Vice President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012; and

Frédéric Imbeault, Vice President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012.

3.

The following replaces the third paragraph under “Hexavest Global Equity Fund” in “Management and Organization”:

Global Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are:  Vital Proulx, Jean-René Adam, Marc Christopher Lavoie and Frédéric Imbeault.  Jean-Pierre Couture and Christian Crête are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2012 and December 2014, respectively. Mr. Proulx is President and Chief Investment Officer of Hexavest. Mr. Adam is Vice President and Co-Chief Investment Officer of Hexavest, Mr. Lavoie is Vice President and Portfolio Manager of Hexavest and Mr. Imbeault is Vice President and Portfolio Manager of Hexavest.  Mr. Couture has been a Portfolio Manager at Hexavest since 2010.  Prior to joining Hexavest in 2010, Mr. Couture spent nine years at Caisse de dépôt et placement du Québec where he held a number of roles, including Director of Macroeconomic Research and Senior Analyst, Global Macro.  Mr. Crête joined Hexavest in 2012.  Prior to Hexavest, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst.

4.

The following replaces the third paragraph under “Hexavest International Equity Fund in “Management and Organization”:

International Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are:  Vital Proulx, Jean-René Adam, Marc Christopher Lavoie and Frédéric Imbeault.  Jean-Pierre Couture and Christian Crête are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2012 and December 2014, respectively. Mr. Proulx is President and Chief Investment Officer of Hexavest. Mr. Adam is Vice President and Co-Chief Investment Officer of Hexavest, Mr. Lavoie is Vice President and Portfolio Manager of Hexavest and Mr. Imbeault is Vice President and Portfolio Manager of Hexavest.  Mr. Couture has been a Portfolio Manager at Hexavest since 2010.  Prior to joining Hexavest in 2010, Mr. Couture spent nine years at Caisse de dépôt et placement du Québec where he held a number of roles, including Director of Macroeconomic Research and Senior Analyst, Global Macro.  Mr. Crête joined Hexavest in 2012.  Prior to Hexavest, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst.

January 2, 2015	17105 1.2.15

Eaton Vance Hexavest U.S. Equity Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EHUAX
Eaton Vance Hexavest U.S. Equity Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EHUIX

[1]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares and 0.95% for Class I shares. This expense reimbursement will continue through November 30, 2015. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.